Related Party Disclosures - Summary of Trading Transactions with Related Parties (Details)	12 Months Ended
Jun. 30, 2023 USD ($)
Launch Tx - Ocelot
Disclosure of transactions between related parties [line items]
Amounts owed to related parties	$ 85,660,000
Launch
Disclosure of transactions between related parties [line items]
Purchase of Service	$ 900,000